Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (276,107)	$ (1,219,789)	$ (2,941,557)	$ (4,654,179)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	22,666	23,766	95,838	96,188
Share-based compensation	70,470	119,086	640,865	822,801
Accretion of debt discount included in interest expense	4,599	279,593	958,053	253,313
Loss on sale of notes receivable and assets			112,500	10,196
Loss on settlement of accounts payable			64,323	0
Loss on settlement of capital lease			0	8,820
Gain related to reimbursement of prior period research and development expense (Note 4)			0	(150,000)
Loss on extinguishment of debt			1,375,829	0
Change in fair value of warrant liability	(490,380)	34,492	(2,405,985)	(349,596)
Change in fair value of put option embedded in note payable	0	53,999	(614,484)	10,015
Net changes in assets and liabilities
Prepaid expenses	(19,679)	(971)	170,664	112,877
Accounts receivable	(23,300)	0
Refundable deposit			0	(3,600)
Accounts payable and accrued expenses	168,558	266,299	(50,095)	648,980
Deferred research and development reimbursement	(112,528)	0	177,517	0
Interest payable	25,205	24,000	101,889	53,649
Net Cash used in Operating Activities	(630,496)	(419,525)	(2,314,643)	(3,140,536)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from note receivable			0	100,000
Proceeds received from settlement of capital lease			0	2,897
Proceeds from sale of note receivable			12,500	0
Purchase of equipment			(13,421)	(151,830)
Net Cash used in Investing Activities			(921)	(48,933)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt	0	122,790	122,790	1,611,408
Proceeds from issuance of common stock and warrants, net	0	126,487	2,746,688	0
Proceeds from issuance of Series B preferred stock and warrant, net			0	1,945,244
Re-purchase of common stock and warrants			0	(111,563)
Payment of notes			(8,000)	0
Payment of capital lease obligation			0	(42,407)
Payment of short-term debt	0	(39,241)	(126,990)	(107,250)
Net Cash provided by Financing Activities	0	210,036	2,734,488	3,295,432
Net (decrease) increase in cash and cash equivalents	(630,496)	(209,489)	418,924	105,963
Cash and cash equivalents at the beginning of the year	782,707	363,783	363,783	257,820
Cash and cash equivalents at the end of the year	152,211	154,294	782,707	363,783
Supplemental Disclosure of Non-Cash Financing Activities
Warrant liability associated with note payable	0	15,225	15,225	311,057
Placement agent warrants issued with note payable			0	16,800
Issuance of common stock and warrants as payment of accounts payable	0	32,000	212,278	0
Issuance of common stock and warrants to convert debt and accrued interest			2,326,321	0
Financing of insurance premium through notes payable	0	158,400	158,400	107,250
Note receivable received for sale of assets			0	75,000
Warrants issued to placement agents	0	15,400	278,223	175,241
Series B Preferred PIK dividend	23,457	72,476	191,941	235,508
Series B Preferred Stock accrued dividends	23,457	73,442	227,163	267,058
Capital lease settled against deposit			0	227,235
Deemed dividend related to Series B Preferred Stock BCF adjustment for conversion price adjustment	0	708,303	708,303	0
Issuance of common stock , preferred stock and warrants in exchange for cancellation of Series B preferred stock and Series A Warrants			67,900	0
Deemed dividend to Series B preferred stock holders upon exercising Most Favorable Nation option			2,340,552	0
Exchange OID notes and note payable to convertible debt			986,269	0
Issuance of warrants in connection with OID Notes amendment			$ 44,095	$ 0
Reclassification of equipment to assets held for sale	$ 1,471,262	$ 0